Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Disclosure of operating segments [line items]
Net interest income	$ 12,888		$ 11,438	$ 11,275
Non-interest revenue	12,595		11,467	10,832
Total Revenue	25,483	[1]	22,905	22,107
Provision for (recovery of) credit losses	872	[1]	662	746
Insurance claims, commissions and changes in policy benefit liabilities	2,709	[1]	1,352	1,538
Depreciation and amortization	1,205		1,127	1,103
Non-interest expense	13,425		12,350	12,089
Income Before Provision for Income Taxes	7,272	[1]	7,414	6,631
Provision for (recovery of) income taxes	1,514	[1]	1,961	1,292
Reported net income (loss)	5,758	[1]	5,453	5,339
Non-controlling interest in subsidiaries				2
Net Income (loss) attributable to bank shareholders	5,758	[1]	5,453	5,337
Average Assets	833,252		754,295	722,626
Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	751		700
Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	121		(38)
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	5,878		5,541	5,261
Non-interest revenue	2,128		2,069	2,079
Total Revenue	8,006		7,610	7,340
Provision for (recovery of) credit losses	607		469	483
Insurance claims, commissions and changes in policy benefit liabilities	0		0	0
Depreciation and amortization	338		317	308
Non-interest expense	3,516		3,393	3,226
Income Before Provision for Income Taxes	3,545		3,431	3,323
Provision for (recovery of) income taxes	919		882	823
Reported net income (loss)	2,626		2,549	2,500
Net Income (loss) attributable to bank shareholders				2,500
Average Assets	237,995		224,554	217,685
Canadian P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	544		466
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	63		3
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	4,218		3,843	3,551
Non-interest revenue	1,162		1,096	1,005
Total Revenue	5,380		4,939	4,556
Provision for (recovery of) credit losses	197		220	289
Insurance claims, commissions and changes in policy benefit liabilities	0		0	0
Depreciation and amortization	456		454	433
Non-interest expense	2,683		2,514	2,458
Income Before Provision for Income Taxes	2,044		1,751	1,376
Provision for (recovery of) income taxes	433		357	358
Reported net income (loss)	1,611		1,394	1,018
Net Income (loss) attributable to bank shareholders				1,018
Average Assets	126,584		110,351	104,209
US P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	160		258
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	37		(38)
Wealth management [member]
Disclosure of operating segments [line items]
Net interest income	935		826	722
Non-interest revenue	6,727		5,475	5,496
Total Revenue	7,662		6,301	6,218
Provision for (recovery of) credit losses	0		6	8
Insurance claims, commissions and changes in policy benefit liabilities	2,709		1,352	1,538
Depreciation and amortization	262		231	242
Non-interest expense	3,260		3,284	3,113
Income Before Provision for Income Taxes	1,431		1,428	1,317
Provision for (recovery of) income taxes	371		356	350
Reported net income (loss)	1,060		1,072	967
Non-controlling interest in subsidiaries				2
Net Income (loss) attributable to bank shareholders				965
Average Assets	40,951		35,913	32,562
Wealth management [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	2		6
Wealth management [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	(2)
BMO capital markets [member]
Disclosure of operating segments [line items]
Net interest income	2,394		1,784	2,501
Non-interest revenue	2,340		2,579	2,075
Total Revenue	4,734		4,363	4,576
Provision for (recovery of) credit losses	80		(18)	44
Insurance claims, commissions and changes in policy benefit liabilities	0		0	0
Depreciation and amortization	149		125	120
Non-interest expense	3,112		2,734	2,666
Income Before Provision for Income Taxes	1,393		1,522	1,746
Provision for (recovery of) income taxes	307		366	471
Reported net income (loss)	1,086		1,156	1,275
Net Income (loss) attributable to bank shareholders				1,275
Average Assets	342,347		307,087	302,518
BMO capital markets [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	52		(17)
BMO capital markets [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	28		(1)
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(537)		(556)	(760)
Non-interest revenue	238		248	177
Total Revenue	(299)		(308)	(583)
Provision for (recovery of) credit losses	(12)		(15)	(78)
Insurance claims, commissions and changes in policy benefit liabilities	0		0	0
Depreciation and amortization	0		0	0
Non-interest expense	854		425	626
Income Before Provision for Income Taxes	(1,141)		(718)	(1,131)
Provision for (recovery of) income taxes	(516)		0	(710)
Reported net income (loss)	(625)		(718)	(421)
Net Income (loss) attributable to bank shareholders				(421)
Average Assets	85,375		76,390	$ 65,652
Corporate services [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	(7)		(13)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	$ (5)		$ (2)

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).